Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Domestic net operating loss and domestic capital loss carryforwards	$ 60,600,000
State net operating loss carryforwards	981,100,000
Foreign net operating loss and foreign capital loss carryforwards	211,600,000
Domestic R&D, foreign tax and AMT credits	57,700,000
Expiration period	2031
Valuation allowance	68,600,000	51,600,000
Increase of valuation allowance		17,000,000
Prescribed statutory rate	25.00%	25.00%
Income tax for one subsidiaries	15.00%		12.50%
Income tax for other subsidiaries			11.00%
Tax expense for reduced tax rate	1,000,000	500,000	1,300,000
Tax expense(if tax rate not reduced)	1,700,000	800,000	2,900,000
Earnings per share of reduced tax rate	$ 0.01	$ 0.01	$ 0.02
Undistributed earnings of foreign subsidiaries	654,200,000
Income tax expense benefit favorable adjustment for correction of errors		7,000,000
Goodwill impairment allocated to goodwill deductible for tax purposes created deferred tax asset		35,300,000
Liability for income tax	3,200,000
Tax, total	19,000,000
Uncertain tax positions	4,800,000
Reversal of domestic reserves	1,500,000
Tax, total	19,005,000	9,531,000	6,160,000	4,905,000
Income tax liabilities reserves	6,236,000
Income taxes payable	900,000
Period of significant increase decrease in unrecognized tax benefits	12 months
Interest and penalties	500,000
Accrued interest and penalties	400,000
Valuation Allowance of Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance	$ 900,000